G2 Information Regarding Members of the Board of Directors and Group Management	12 Months Ended
Dec. 31, 2024
Disclosure Of Information About Board Of Directors And Group Management [Abstract]
G2 Information regarding members of the Board of Directors and Group management

Information regarding members of the Board of Directors and Group management
Remuneration to the Board of Directors

SEK	Board fees	Number of synthetic shares/portion of Board fee	Value at grant date of synthetic shares allocated in 2024	Number of previously allocated synthetic shares outstanding		Net change in value of synthetic shares	1)	Committee fees	Total fees paid in cash	2)	Total remu- neration 2024		Total remu- neration 2023

			A			B			C		(A+B+C)

Board member

Jan Carlson	4,640,000	62,021/75%	3,479,998	25,948		2,987,549		440,000	1,600,000		8,067,547		4,082,525

Jacob Wallenberg	1,175,000	15,705/75%	881,208	25,948		1,423,458		195,000	488,750		2,793,416		487,525

Jon Fredrik Baksaas	1,175,000	10,470/50%	587,472	17,298		948,947		540,000	1,127,500		2,663,919		1,015,455

Carolina Dybeck Happe 4)	587,500	–	–	10,003		321,797		–	–		321,797		–166,650

Börje Ekholm	–	–	–	–		–		–	–		–		–

Eric A. Elzvik	1,175,000	5,235/25%	293,736	8,648		474,439		540,000	1,421,250		2,189,425		1,355,889

Kristin S. Rinne	1,175,000	5,235/25%	293,736	14,216		659,144		395,000	1,276,250		2,229,130		1,051,307

Helena Stjernholm 5)	–	–	–	17,298		595,375		–	–		595,375		766,726

Jonas Synnergren	1,175,000	15,705/75%	881,208	–		530,358		505,000	798,750		2,210,316		1,610,000

Christy Wyatt	1,175,000	15,705/75%	881,208	–		530,358		200,000	493,750		1,905,316		1,325,000

Karl Åberg	1,175,000	–	–	–		–		195,000	1,370,000		1,370,000		–

Employee Representatives

Ulf Rosberg	51,750	–	–	–		–		14,400	66,150		66,150		63,750

Kjell-Åke Soting	51,750	–	–	–		–		21,600	73,350		73,350		76,950

Annika Salomonsson	51,750	–	–	–		–		19,800	71,550		71,550		69,150

Loredana Roslund (deputy)	51,750	–	–	–		–		–	51,750		51,750		54,750

Frans Frejdestedt (deputy)	51,750	–	–	–		–		–	51,750		51,750		29,250

Stefan Wänstedt (deputy)	51,750	–	–	–		–		1,800	53,550		53,550		29,250

Total	13,763,000	130,076	7,298,566	119,359		8,471,425		3,067,600	8,944,350		24,714,341	3)	11,850,877

Total including resigned Board members	13,763,000	130,076	7,298,566	173,770	6)	10,396,596	7)	3,067,600	8,944,350		26,639,512	3)	9,615,320 8)

1)
The difference in value as of the time for payment, compared to December 31, 2023, for synthetic shares allocated in 2019 (for which payment was made in 2024). The difference in value as of December 31, 2024 compared to December 31, 2023, for synthetic shares allocated in 2020, 2021 and 2022. Calculated on a share price of SEK 89.88. The value of synthetic shares allocated in 2020, 2021, 2022 and 2023 includes respectively SEK 2.00, SEK 2.50, SEK 2.70 and SEK 2.70 per share in compensation for dividends resolved by the Annual General Meetings 2021, 2022, 2023 and 2024, and the value of the synthetic shares allocated in 2019 includes dividend compensation for dividends resolved in 2020, 2021, 2022 and 2023.

2)	Committee fee and cash portion of the Board fee.
3)	Excluding social security charges in the amount of SEK 5,466,068.
4)	Resigned from the Board of Directors on September 23, 2024 thereby being entitled to only half of the Board fee.
5)	Resigned from the Board of Directors in connection with the Annual General Meeting held on April 3, 2024.
6)	Including synthetic shares previously allocated to the former Directors Kurt Jofs, Nora Denzel and Ronnie Leten.
7)
Including synthetic shares previously allocated to the former Directors Kurt Jofs, Nora Denzel and Ronnie Leten. For these synthetic shares the net change in value corresponds to the difference in value as of the time for the payment compared to December 31, 2023.

8)	Including the former Directors Kurt Jofs, Nora Denzel, Ronnie Leten and the Employee Representatives Torbjörn Nyman and Anders Ripa.

Comments to the table

–	The Chair of the Board was entitled to a Board fee of SEK 4,640,000.
–	The other non-employee Directors were entitled to a Board fee of SEK 1,175,000 each.
–
The Chair of the Audit and Compliance Committee was entitled to a fee of SEK 540,000 and the other non-employee members of the Audit and Compliance Committee were entitled to a fee of SEK 310,000 each. The Chair of the Enterprise Business and Technology Committee was entitled to a fee of SEK 230,000 and the other non-employee members of the Enterprise Business and Technology Committee were entitled to a fee of SEK 200,000 each. The Chairs of the Finance and Remuneration Committees were entitled to a fee of SEK 220,000 each and the other non-employee members of these Committees were entitled to a fee of SEK 195,000 each.

–
The non-employee Directors have not received any remuneration other than the fees and synthetic shares as above. None of the Directors have entered into a service contract with the Parent Company or any of its subsidiaries, providing for termination benefits.

–
Members and deputy members of the Board who are Ericsson employees received no remuneration or benefits other than their entitlements as employees and a fee to the employee representatives and their deputies of SEK 2,250 per attended Board meeting and SEK 1,800 per attended Committee meeting.

–
The Annual General Meeting 2024 resolved that non-employee Directors may choose to receive the Board fee (i.e., exclusive of Committee fee) as follows: i) 25% of the Board fee in cash and 75% in the form of synthetic shares, ii) 50% in cash and 50% in the form of synthetic shares, or iii) 75% in cash and 25% in the form of synthetic shares. Directors may also choose not to participate in the synthetic share program and receive 100% of the Board fee in cash. Committee fees are always paid in cash.

The number of synthetic shares allocated is based on a volume-weighted average of the market price of Ericsson’s Class B shares on Nasdaq Stockholm during the five trading days
immediately following the publication of Ericsson’s interim report for the first quarter 2024
, which was
SEK 56.11. The number of synthetic shares is rounded down to the nearest whole number of shares.
The synthetic shares are vested during the Directors’ term of office and the right to receive payment with regard to the allocated synthetic shares occurs after the publication of the Company’s year-end financial statement during the fifth year following the Annual General Meeting, which resolved on the synthetic share program, i.e., in 2029. The amount payable shall be determined based on the volume-weighted average price for Ericsson’s Class B shares on Nasdaq Stockholm during the five trading days immediately following the publication of the year-end financial statement.
Synthetic shares were allocated to members of the Board for the first time in 2008 and have been allocated annually since then on equal terms and conditions. Payment based on synthetic shares allocated in 2019 occurred in 2024. The amounts paid in 2024 under the synthetic share programs were determined based on the volume-weighted average price for Ericsson’s Class B shares on Nasdaq Stockholm during the five trading days immediately following the publication of the year-end financial statements for 2023, which was SEK
60.29 and totaled SEK 4,650,892, excluding social security charges. The payments made do not constitute a cost for the Company in 2024. The Company’s costs for the synthetic shares have been disclosed each year and the net change in value of the synthetic shares for which payment was made in 2024, is disclosed in the table above “Remuneration to members of the Board of Directors”.
The value of all outstanding synthetic shares fluctuates in line with the market value of Ericsson’s Class B share and may differ from year to year compared to the original value on their respective grant dates. The change in value of the outstanding synthetic shares is established each year and affects the total recognized costs that year. As of December 31, 2024, the total outstanding number of synthetic shares under the programs is 249,435 and the total accounted debt is SEK 28,661,785.
Remuneration to the Group management
The Company’s costs for remuneration to the Group management are the costs recognized in the income statement during the financial year. These costs are disclosed under Remuneration costs below.
Costs recognized during a financial year in the income statement are not fully paid by the Company at the end of the fiscal year. The unpaid amounts that the Company has in relation to the Group management are disclosed under Outstanding balances.
Remuneration costs
The total remuneration to the President and CEO and to other members of the Group management, consisting of the Executive Team (ET), includes fixed salary, short- and long-term variable compensation, pension and other benefits. These remuneration elements are based on the guidelines for remuneration to Group management (the Guidelines) as approved by the Annual General Meetings (AGM) of shareholders held in 2020 and 2023.

Remuneration costs for the President and CEO and other members of the Executive Team (ET)

SEK	President and CEO 2024	President and CEO 2023	President and CEO 2022	Other members of ET 2024 3)	Other members of ET 2023	3)	Other members of ET 2022	3)	Total 2024	Total 2023	Total 2022

Salary 1)	20,526,329	19,520,568	19,154,852	145,880,088	135,208,734		132,945,295		166,406,417	154,729,302	152,100,147

Termination benefits	–	–	–	57,092,817	–		25,503,967		57,092,817	–	25,503,967

Annual variable remuneration provision earned for the year	15,036,644	–	–	162,568,816	48,399,226		90,908,181		177,605,460	48,399,226	90,908,181

Long-term variable compensation provision	19,780,629	31,708,587	41,125,015	33,628,636	30,547,582		43,688,149		53,409,265	62,256,169	84,813,164

Pension costs 2)	10,151,804	10,151,804	9,856,121	22,964,759	24,607,643		42,248,588		33,116,563	34,759,447	52,104,709

Other benefits	584,168	828,287	135,743	27,184,306	19,575,733		20,167,043		27,768,474	20,404,020	20,302,786

Social charges and taxes	20,762,202	19,546,145	22,079,378	65,013,883	45,222,286		60,745,133		85,776,085	64,768,431	82,824,511

Total	86,841,776	81,755,391	92,351,109	514,333,305	303,561,204		416,206,356		601,175,081	385,316,595	508,557,465

1)	Includes compensation for unused vacation days.
2)	Includes cash payments to the President and CEO in lieu of defined contribution payment in a cost neutral way to Ericsson.
3)
Does not include cash compensation paid to Rory Read of USD 32.76 million in 2022 and USD 10.64 million in 2023. The total amount was reported separately as ‘Deviations from adopted Guidelines for remuneration to Group Management’ in Remuneration Report 2022 as compensation for acceleration of pre-existing long-term share based variable incentive program of restricted and performance stock units (RSU and PSU) in Vonage.

Comments to the table
–
Fredrik Jejdling was appointed Executive Vice President by the Board of Directors effective November 7, 2017. He did not substitute the President and CEO as the deputy to the President and CEO in 2024. Information regarding Fredrik Jejdling is included in the group “Other members of ET.” The details of Fredrik Jejdling’s remuneration in 2024 can be found in the Remuneration Report 2024.

–
The group “Other members of ET 2024” includes a total of 20 persons. The group partly consists of: MajBritt Arfert, Scott Dresser, Erik Ekudden, Moti Gyamlani, Niklas Heuveldop, Chris Houghton, Fredrik Jejdling, Jenny Lindqvist, Stella Medlicott, Per Narvinger and Åsa Tamsons. In addition are the following persons who joined ET during 2024: Yossi Cohen on February 1, Chafic Nassif on February 26, Lars Sandström on April 1, Andrés Vicente on May 1, Patrick Johansson on August 1, and the following persons who left ET during 2024: Rory Read on February 1, Carl Mellander on April 1, Nunzio Mirtillo on May 1 and Fadi Pharaon on August 1.

–
The group “Other members of ET 2023” includes a total of 16 persons. The group partly consists of: MajBritt Arfert, Scott Dresser, Erik Ekudden, Moti Gyamlani, Niklas Heuveldop, Chris Houghton, Fredrik Jejdling, Stella Medlicott, Carl Mellander, Nunzio Mirtillo, Per Narvingar, Fadi Pharaon, Rory Read and Åsa Tamsons. In addition Jenny Lindqvist, joined ET on February 1, 2023, and George Mulhern, left ET effective November 1, 2023.

–
The group “Other members of ET 2022” includes a total of 19 persons. The group partly consists of: MajBritt Arfert, Scott Dresser, Erik Ekudden, Niklas Heuveldop, Chris Houghton, Fredrik Jejdling, George Mulhern,

Moti Gyamlani, Per Narvingar, Stella Medlicott, Carl Mellander, Nunzio Mirtillo, Fadi Pharaon, Rory Read and Åsa Tamsons. In addition Xavier Dedullen, left ET effective March 21, 2022, and Arun Bansal, Jan Karlsson and Peter Laurin, left ET effective June 1, 2022.

–	The salary stated in the table for the President and CEO and other members of the ET includes vacation pay paid during 2024, as well as other contracted compensation expenses in 2024.
–	“Long-term variable compensation provision” refers to the compensation costs for full year 2024 for all outstanding share-based plans.
Outstanding balances
The Company has recognized the following liabilities relating to unpaid remunerations in the balance sheet:
–
Ericsson’s commitments for defined benefit-based pensions as of December 31, 2024, for other members of ET under IAS 19 amounted to SEK 34.2 (35.4) million which refers to the ITP plan. During 2024 the funding methodology used for disability and survivor’s pension have changed hence liabilities have ceased and benefits are insured going forward. The President and CEO does not have a Swedish defined benefit-based pension plan, hence, Ericsson bears no commitment.

–	For previous Presidents and CEOs, the Company has made provisions for defined benefit pension plans in connection with their active service periods within the Company.
Severance terms and severance pay for the President and CEO and members of Group Management
Upon termination by the company, salary and pension benefits for six or 12 months (period of notice) is paid. Thereafter severance pay, according to agreement, equivalent to a maximum of 12 or 18 months of salary, based on their fixed salary, is paid. The fixed salary during the notice period plus any severance pay cannot exceed an amount corresponding to 24 months fixed salary. Severance pay shall be reduced by 50% of income from other employment during the same period. In the event of termination by the employee, a notice period of 6 or 12 months with salary and pension benefits applies. No severance pay can then be requested unless it is a question of significant structural changes within the Group or other events, which have a significant negative impact on the content of the work. Agreements on severance pay contain both a non-competition clause, non-solicit and a post-employment cooperation clause.